SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												1 Months Ended
	Feb. 08, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 18, 2022	Oct. 17, 2022	Oct. 12, 2022 USD ($) shares	Sep. 26, 2022 USD ($) item $ / shares shares	Sep. 25, 2022 USD ($) installment	Sep. 01, 2022 CNY (¥)	May 27, 2022 USD ($) item $ / shares	May 27, 2022 CNY (¥) item	Oct. 31, 2019	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 13, 2023 USD ($)	May 30, 2022 $ / shares
SUBSEQUENT EVENTS
Stock split ratio											0.01
ADSs
SUBSEQUENT EVENTS
Share price | $ / shares									$ 0.30
Third party investors
SUBSEQUENT EVENTS
Number of third party investors | item									9	9
Amount agreed to invest									$ 3,000	¥ 20,094
Third party investors | Class A ordinary shares
SUBSEQUENT EVENTS
Share price | $ / shares									$ 0.4
Third party investors | ADSs
SUBSEQUENT EVENTS
Share price | $ / shares									$ 0.75						$ 1.2
Subsequent Events [Member]
SUBSEQUENT EVENTS
Number of third party investors | item						9
Maximum period of continuous investment after the first investment closed					30 months
Stock split ratio			0.05	1								0.05	0.05
Minimum standard requirements in stockholders' equity														$ 2,500
Subsequent Events [Member] | Hunan Weitou Scientific Technology Co.,Ltd.("Weitou")
SUBSEQUENT EVENTS
Amount agreed to invest from investors					$ 15,000
Amount agreed to invest in first installment					$ 3,000
Number of shares to exchange for investment from investors | shares					7,250,000
Amount agreed to invest for every six months					$ 3,000
Subsequent Events [Member] | Class A ordinary shares
SUBSEQUENT EVENTS
Share price | $ / shares												$ 0.175	$ 0.175
Subsequent Events [Member] | ADSs
SUBSEQUENT EVENTS
Share price | $ / shares												$ 3.50	$ 3.50
Subsequent Events [Member] | Shanghai Stonedrop Investment Management Center
SUBSEQUENT EVENTS
Amount agreed to invest from investors							$ 15,000
Amount agreed to invest in first installment							3,000
Amount agreed to invest in second installment							3,000
Amount agreed to invest in third installment							3,000
Amount agreed to invest in fourth installment							3,000
Amount agreed to invest in fifth installment							3,000
Amount agreed to invest							$ 15,000
Subsequent Events [Member] | Dr Yu
SUBSEQUENT EVENTS
Number of installments							3
Amount agreed to invest in first installment							$ 3,000
Amount agreed to invest in second installment							3,000
Amount agreed to invest in third installment							$ 4,000
Percentage of the average closing share price of the first five trading days in which purchase price is determined							90.00%
Amount agreed to invest							$ 10,000
Subsequent Events [Member] | Third party investors
SUBSEQUENT EVENTS
Amount agreed to invest from investors						$ 3,700
Number of third party investors | item						9
Share price | $ / shares						$ 0.1
Investment received	$ 4,100	$ 3,700
Amount agreed to invest												$ 5,200	$ 5,200
Warrants term												2 years	2 years
Subsequent Events [Member] | Third party investors | Class A ordinary shares
SUBSEQUENT EVENTS
Share price | $ / shares						$ 0.1						$ 0.175	$ 0.175
Number of shares agreed to invest | shares						36,729,613						29,714,279	29,714,279
Amount agreed to invest						$ 3,700
Number of warrants issued per each common stock | shares												2	2
Exercise price per share | $ / shares												$ 0.21	$ 0.21
Subsequent Events [Member] | Third party investors | ADSs
SUBSEQUENT EVENTS
Share price | $ / shares												$ 3.50	$ 3.50
Number of shares agreed to invest | shares												1,485,714	1,485,714
Number of warrants issued per each common stock | shares												2,971,428	2,971,428
Exercise price per share | $ / shares												$ 4.20	$ 4.20
Subsequent Events [Member] | Changwei System Technology (Shanghai) Co., Ltd.
SUBSEQUENT EVENTS
Number of installments | installment							5
Subsequent Events [Member] | Changwei System Technology (Shanghai) Co., Ltd. | Disposal group not discontinued operations
SUBSEQUENT EVENTS
Percentage of ownership interest sold								100.00%
Amount of investment sold | ¥								¥ 365